Lydall, Inc.	Telephone 860 646-1233
One Colonial Road	Facsimile 860 646-4917
Manchester, CT 06042	www.lydall.com

March 3, 2015

VIA ELECTRONIC SUBMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Lydall, Inc.

Commission File No. 1-7665

Preliminary Proxy Materials

Ladies and Gentlemen:

On behalf of Lydall, Inc. (the “Company”), transmitted herewith for filing pursuant to Rule 14a-6(a) promulgated under the Securities Exchange Act of 1934, as amended, are preliminary copies of the Notice of Annual Meeting of Stockholders, Proxy Statement and Proxy relating to the Company’s 2015 Annual Meeting of Stockholders to be held on April 27, 2015 (the “Annual Meeting”). The Company anticipates releasing its definitive proxy materials to stockholders on or about March 17, 2015.

Attached as an appendix to the proxy statement is the Company’s Restated Certificate of Incorporation, to be acted upon at the Annual Meeting.

Please call the undersigned at (860) 327-0230 if you have any questions or comments regarding this matter.

Very truly yours,

/s/ Chad A. McDaniel

Chad A. McDaniel

Vice President, General Counsel and Secretary

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